Summary of Significant Accounting Policies (Details) - Schedule of consolidation of variable interest entity - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
ASSETS
Cash	$ 922,197	$ 1,348,776
Short-term investments		116,417
Inventories	121,733	104,296
Loan due from a third party		12,301,391
Other current assets	51,004	241,239
Long-term investment	1,100,294	1,144,306
Goodwill	227,683
Property and equipment, net	2,278,091	758,302
Deposits for plant, property and equipment	45,755,946	1,006,234
Other noncurrent assets	131,266	271,284
Total Assets	50,588,214	17,292,785
Other liabilities	666,841	218,577
Total Liabilities	666,841	218,577
Revenue	765,094	358,515	$ 448,000
Net loss	$ (2,671,274)	$ (401,387)	$ (1,558,038)